23. Segmental Reporting (Annual)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
23. Segmental Reporting (Annual)

19. Segmental Reporting

The Company has two reportable operating segments. These segments are:

(i)       Betting establishments

The operating of web based as well as land based leisure betting establishments situated throughout Italy; and only web based distribution through our Austrian subsidiary in the Italian market until June 2021, and

(ii)       Betting platform software and services

Provider of certified betting Platform software services to global leisure betting establishments and operators.

The operating assets and liabilities of the reportable segments are as follows:

	September 30, 2022
	Betting establishments	Betting platform software and services	All other	Total

Purchase of non-current assets	$214,805	$64,721	$76,413	$355,939
Assets
Current assets	6,002,886	3,540,566	205,740	9,749,192
Non-current assets	2,681,303	30,048,147	115,784	32,845,234
Liabilities
Current liabilities	(5,904,785)	(2,070,572)	(1,245,773)	(9,221,130)
Non-current liabilities	(1,358,907)	(17,819,917)	—	(19,178,824)
Intercompany balances	5,006,155	(3,887,691)	(1,118,464)	—
Net asset position	$6,426,652	$9,810,533	$(2,042,713)	$14,194,472

The segment operating results of the reportable segments are disclosed as follows:

	Nine months ended September 30, 2022
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Revenue	$30,408,624	$1,766,391	$—	$—	$32,175,015
Intercompany Service revenue	74,584	1,517,807	—	(1,592,391)	—
Total revenue	30,483,208	3,284,198	—	(1,592,391)	32,175,015
Operating expenses
Intercompany service expense	1,517,807	74,584	—	(1,592,391)	—
Selling expenses	23,896,814	132,718	—	—	24,029,532
General and administrative expenses	4,387,356	5,724,166	5,477,888	—	15,589,410
Restructuring and Severance expenses	—	—	1,205,689	—	1,205,689
Total operating expenses	29,801,977	5,931,468	6,683,577	(1,592,391)	40,824,631

Income (Loss) from operations	681,231	(2,647,270)	(6,683,577)	—	(8,649,616)

Other income (expense)
Other income	90,781	2	—	—	90,783
Other expense	(47,959)	(8,580)	—	—	(56,539)
Interest expense, net	(1,069)	(21,572)	—	—	(22,641)
Change in fair value of contingent purchase consideration	—	(1,397,833)	—	—	(1,397,833)
Gain on marketable securities	—	—	43,250	—	43,250
Total other income (expense)	41,753	(1,427,983)	43,250	—	(1,342,980)

Income (Loss) before Income Taxes	722,984	(4,075,253)	(6,640,327)	—	(9,992,596)
Income tax provision	(437,042)	236,524	—	—	(200,518)
Net Income (Loss)	$285,942	$(3,838,729)	$(6,640,327)	$—	$(10,193,114)

The operating assets and liabilities of the reportable segments are as follows:

	September 30, 2021
	Betting establishments	Betting platform software and services	All other	Total

Purchase of non-current assets	$25,502	$37,881,164	$43,552	$37,950,218
Assets
Current assets	8,587,092	1,308,003	2,230,792	12,125,887
Non-current assets	6,783,911	43,666,430	1,156,085	51,606,426
Liabilities
Current liabilities	(6,499,182)	(915,762)	(1,225,532)	(8,640,476)
Non-current liabilities	(765,779)	(3,618,200)	(25,286,034)	(29,670,013)
Intercompany balances	4,247,985	(705,171)	(3,542,814)	—
Net asset position	$12,354,027	$39,735,300	$(26,667,503)	$25,421,824

The segment operating results of the reportable segments are disclosed as follows:

	Nine months ended September 30, 2021
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Revenue	$33,448,435	$428,924	$—	$—	$33,877,359
Intercompany Service revenue	271,518	3,323,848	—	(3,595,366)	—
Total revenue	33,719,953	3,752,772	—	(3,595,366)	33,877,359
Operating expenses
Intercompany service expense	3,323,848	271,518	—	(3,595,366)	—
Selling expenses	26,318,643	14,513	—	—	26,333,156
General and administrative expenses	5,251,863	4,204,834	4,518,758	—	13,975,455
Total operating expenses	34,894,354	4,490,865	4,518,758	(3,595,366)	40,308,611

Loss from operations	(1,174,401)	(738,093)	(4,518,758)	—	(6,431,252)

Other income (expense)
Other income	434,624	2,073	7,992	—	444,689
Other expense	(23,954)	(4,568)	—	—	(28,522)
Interest expense, net	(7,486)	(2,109)	(5,153)	—	(14,748)
Change in fair value of contingent purchase consideration	—	—	(569,076)	—	(569,076)
Amortization of present value discount	—	—	(12,833)	—	(12,833)
Loss on marketable securities	—	—	(292,500)	—	(292,500)
Total other income (expense)	403,184	(4,604)	(871,570)	—	(472,990)

Loss before Income Taxes	(771,217)	(742,697)	(5,390,328)	—	(6,904,242)
Income tax provision	(50,666)	58,802	—	—	8,136
Net Loss	$(821,883)	$(683,895)	$(5,390,328)	$—	$(6,896,106)

23. Segmental Reporting

The Company has two reportable operating segments. These segments are:

(i)	Betting establishments

The operating of web based as well as land-based leisure betting establishments situated throughout Italy.

(ii)	Betting platform software and services

Provider of certified betting Platform software services to leisure betting establishments in Italy and 9 other countries.

The operating assets and liabilities of the reportable segments are as follows:

	December 31, 2021
	Betting establishments	Betting platform software and services	All other	Total

Purchase of Non-Current assets	$135,272	$538,256	$43,552	$717,080
Assets
Current assets	8,648,505	1,291,700	1,443,280	11,383,485
Non-Current assets	1,980,100	31,203,882	11,374	33,195,356
Liabilities
Current liabilities	(7,610,577)	(652,368)	(1,564,234)	(9,827,179)
Non-Current liabilities	(667,871)	(16,342,274)	-	(17,010,145)
Intercompany balances	4,359,786	(1,677,692)	(2,682,094)	—
Net asset position	$6,709,943	$13,823,248	$(2,791,674)	$17,741,517

The segment operating results of the reportable segments are disclosed as follows:

	Year ended December 31, 2021
	Betting establishments	Betting platform software and services	All other	Adjustments	Total

Net Gaming Revenue	$44,508,078	$—	$—	$—	$44,508,078
Betting platform and services revenue	152,550	886,163	—	—	1,038,713
Intercompany Service revenue	321,775	4,211,774	—	(4,533,549)	—
	44,982,403	5,097,937	—	(4,533,549)	45,546,791
Operating expenses
Intercompany service expense	4,211,774	321,775	—	(4,533,549)	—
Selling expenses	36,227,544	47,208	—	—	36,274,752
General and administrative expenses	6,634,535	5,848,437	6,334,987	—	18,817,959
Impairment of license	4,827,914	12,522,714	—	—	17,350,628
	51,901,767	18,740,134	6,334,987	(4,533,549)	72,443,339

Loss from operations	(6,919,364)	(13,642,197)	(6,334,987)	—	(26,896,548)

Other Income (expenses)
Interest expense, net	(11,169)	(4,662)	(5,154)	—	(20,985)
Amortization of debt discount	—	—	(12,833)	—	(12,833)
Change in fair value of contingent purchase consideration	—	11,857,558	—	—	11,857,558
Other income	217,251	2,560	7,977	—	227,788
Other expense	(23,705)	(26,262)	—	—	(49,967)
Loss on marketable securities	—	—	(460,000)	—	(460,000)
Total other income (expenses)	182,377	11,829,194	(470,010)	—	11,541,561

Loss before Income Taxes	(6,736,987)	(1813,003)	(6,804,997)	—	(15,354,987)
Income tax provision	119,890	170,586	—	—	290,476
Net Loss	$(6,617,097)	$(1,642,417)	$(6,804,997)	$—	$(15,064,511)

The operating assets and liabilities of the reportable segments are as follows:

	December 31, 2020
	Betting establishments	Betting platform software and services	All other	Total

Purchase of Non-Current assets	$172,095	$117,703	$1,703	$291,501
Assets
Current assets	10,966,901	430,625	9,796,140	21,193,666
Non-Current assets	7,475,455	6,250,418	938,440	14,664,313
Liabilities
Current liabilities	(8,238,101)	(648,881)	(4,427,053)	(13,314,035)
Non-Current liabilities	(1,130,752)	(1,225,477)	(31,362)	(2,387,591)
Intercompany balances	4,259,281	382,598	(4,641,879)	—
Net asset position	$13,332,784	$5,189,283	$1,634,286	$20,156,353

The segment operating results of the reportable segments are disclosed as follows:

	Year ended December 31, 2020
	Betting establishments	Betting platform software and services	All other	Adjustments	Total

Net Gaming Revenue	$37,121,603	$—	$—	$—	$37,121,603
Betting platform and other services revenue	—	144,764	—	—	144,764
Intercompany Service revenue	84,172	3,604,523	—	(3,688,695)	—
	37,205,775	3,749,287	—	(3,688,695)	37,266,367
Operating expenses
Intercompany service expense	3,604,523	84,172	—	(3,688,695)	—
Selling expenses	26,107,189	2,032	—	—	26,109,221
General and administrative expenses	4,918,986	3,906,439	4,963,966	—	13,789,391
Impairment of license	4,900,000	—	—	—	4,900,000
	39,530,698	3,992,643	4,963,966	(3,688,695)	44,798,612

Loss from operations	(2,324,923)	(243,356)	(4,963,966)	—	(7,532,245)

Other (expense) income
Interest expense, net	(6,492)	(71)	(322,100)	—	(328,663)
Amortization of debt discount	—	—	(818,182)	—	(818,182)
Other income	161,472	3,903	—	—	165,375
Other expense	(28,757)	(58,176)	—	—	(86,933)
Loss on extinguishment of convertible debt	—	—	(719,390)	—	(719,390)
Gain on marketable securities	—	—	290,000	—	290,000
Total other (expenses) income	126,223	(54,344)	(1,569,672)	—	(1,497,793)

Loss before Income Taxes	(2,198,700)	(297,700)	(6,533,638)	—	(9,030,038)
Income tax provision	(796,991)	52,459	(162,112)	—	(906,644)
Net Loss	$(2,995,691)	$(245,241)	$(6,695,750)	$—	$(9,936,682)